Subsequent Events (Details) ₪ / shares in Units, ₪ in Millions	12 Months Ended
	Dec. 31, 2018 ILS (₪) Employees ₪ / shares shares		Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Subsequent Events (Textual)
Ordinary shares | shares	5,862,615
Gross proceeds from offering	₪ 97	[1]
Repayment of the debt			₪ 43
B Communications [Member]
Subsequent Events (Textual)
Repayment of the debt	₪ 400
B Communications [Member] | Series C Debentures [Member]
Subsequent Events (Textual)
Annual coupon percentage	1% to 4.6%
Equity attributable to shareholders decrease	₪ 750
Additional annual coupon percentage	0.25% to 4.85%
March 14, 2019 [Member] | DBS [Member]
Subsequent Events (Textual)
Collective arrangement, description	DBS signed a collective arrangement with the Histadrut Federation of Labor and the employees' representatives regarding retrenchment and synergy procedures, commencing on June 1, 2010 until December 31, 2021 ("the Arrangement").
Number of employees terminate | Employees	325
Estimated cost arrangement additional financial benefits to the employees	₪ 68
March 2019 [Member] | B Communications [Member] | Minimum [Member]
Subsequent Events (Textual)
Aggregate material decline cumulative range	700
March 2019 [Member] | B Communications [Member] | Maximum [Member]
Subsequent Events (Textual)
Aggregate material decline cumulative range	₪ 800
Private Placement [Member] | January 20, 2019 [Member] | B Communications [Member]
Subsequent Events (Textual)
Ordinary shares | shares	7,385,600
Ordinary shares, par value | ₪ / shares	₪ 0.1
Gross proceeds from offering	₪ 118
Gross proceeds from offering price per share | ₪ / shares	₪ 16
Share issuance percentage decreased	51.95%
May 5, 2019 [Member]
Subsequent Events (Textual)
Property sale, description	The Sakia property sale was completed and Bezeq received NIS 377 million (including VAT), representing the entire balance of the consideration for the property. As a result, Bezeq is expected to record a capital gain in its financial statements for the second quarter of 2019. The capital gain that will be recorded under the assumption that Bezeq will be obliged to pay the full permit fees and improvement levy is NIS 250 million, compared with NIS 450 million in case all of Bezeq's claims in its objections are accepted. Bezeq is still assessing the capital gain to be recorded in its financial statements.

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 3a.